Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Schedule of movement in provision for asset retirement obligation
The movement in provision for asset retirement obligations and restructuring expenses during the years ended December 31, 2023 and 2022 is as follows:

(in millions)	December 31, 2023	December 31, 2022
Beginning balance	$298	$349
Arising during the period	2	2
Accretion cost	5	(4)
Restructuring expenses	71	91
Utilized(1)	(136)	(52)
Released to the consolidated statements of operations(2)	$—	(88)
Ending balance	$240	$298
(1) Includes $10 million and $40 million related to asset retirement obligations, $126 million and $5 million related to restructuring expense and $0 and $7 million related to sale of EFK business for the years ended December 31, 2023 and 2022, respectively.
(2) Relates to the derecognition of asset retirement obligation related to the sale of the EFK business.